Supplement dated February 18, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund (the Fund)	10/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Catherine Stienstra*	Senior Portfolio Manager and Head of Municipal Bond Investments	Co-Portfolio Manager	2018
Shannon Rinehart, CFA	Senior Portfolio Manager	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2025
*Catherine Stienstra has announced her decision to retire as Senior Portfolio Manager and Head of Municipal Bond Investments, effective June 30, 2025.  At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information under the heading “Primary Service Provider Contracts – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Catherine Stienstra*	Senior Portfolio Manager and Head of Municipal Bond Investments	Co-Portfolio Manager	2018
Shannon Rinehart, CFA	Senior Portfolio Manager	Co-Portfolio Manager	August 2024
Douglas Rangel, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2025
*Catherine Stienstra has announced her decision to retire as Senior Portfolio Manager and Head of Municipal Bond Investments, effective June 30, 2025.  At that time, Ms. Stienstra will cease to serve as a portfolio manager of the Fund.
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Ms. Rinehart joined the Investment Manager in 2009. Ms. Rinehart began her investment career in 2004 and earned a B.S.B.A. from Drake University and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP161_05_004_(02/25)